Note 9 - Income Tax Provision	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
9.	Income tax provision:

Income tax provision for the three and six months ended April 30, 2022 was $1.8 million ( April 30, 2021 - $2.2 million) and $3.9 million ( April 30, 2021 - $4.2 million) respectively. The Bank’s combined statutory federal and provincial income tax rate is approximately 27% (2021 – 27%). The effective rate is affected by certain items not being taxable or deductible for income tax purposes.